Non-Controlling Interests - Earnings of Subsidiaries with Non-Controlling Interests (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Revenues	$ 2,101	$ 2,347	$ 2,249
Net earnings (loss)	(253)	176	(90)
Total comprehensive income (loss)	(355)	131	(86)
Amounts attributable to the non-controlling interests:
Net earnings (loss)	34	94	108
Total comprehensive income (loss)	84	77	124
TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Revenues	436	446	462
Net earnings (loss)	97	183	241
Total comprehensive income (loss)	223	138	281
Amounts attributable to the non-controlling interests:
Net earnings (loss)	40	73	94
Total comprehensive income (loss)	90	56	110
Distributions paid to Canadian Power Holdings Inc.	80	69	79
TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Revenues	146	181	185
Net earnings (loss)	(13)	43	29
Total comprehensive income (loss)	(13)	43	29
Amounts attributable to the non-controlling interests:
Net earnings (loss)	(6)	21	14
Total comprehensive income (loss)	(6)	21	14
Distributions paid to Canadian Power Holdings Inc.	$ 17	$ 37	$ 86